Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 4 - Debt

Debt consists of the following:

	September 30,	December 31,
	2015	2014

Note payable – officer	$22,910	$22,910
Note payable – UPT minority owner	250,000	--
Test vehicle financing	81,506	94,401
Convertible debt	75,000	--
	429,416	117,311
Debt discount	(73,461)	--
	355,955	117,311
Less: current portion	292,581	40,235
Long-term portion	$63,374	$77,076

The note payable – officer is non-interest bearing and is due on demand, payable to the Secretary of Cool Technologies.

The note payable – UPT minority owner is with the 5% owner of UPT. The terms of the note have not been finalized.

In October 2014, we entered into financing agreements for the purchase of test vehicles, bearing interest at 5.99% payable monthly over five years, collateralized by the vehicles.

On September 15, 2015, we entered into a convertible debt agreement (the "Convertible Debt") with an unrelated individual, bearing interest at 10%, with principal and interest payable on September 15, 2017. We may borrow up to $250,000 under the Convertible Debt. At the Convertible Debt holder's option, a portion or all of the unpaid principal and interest may be converted into shares of our common stock at the lesser of $0.305 per share or 65% of the volume weighted average price during the five consecutive trading days immediately preceding the applicable conversion date. We determined that the conversion feature meets the requirements for derivative treatment and have recorded a Derivative liability and a corresponding debt discount on the condensed consolidated balance sheet. We estimated the fair value of the Derivative liability of $75,650 and $73,326, respectively, on September 15, 2015 and September 30, 2015.

The following summarizes the Black-Scholes assumptions used to estimate the fair value of the derivative liability at the date of issuance and the revaluation date:

	September 15, 2015	September 30, 2015
Volatility	112%	112%
Risk-free interest rate	0.8%	0.6%
Expected life (years)	2.0	2.0
Dividend yield	--	--

Future contractual maturities of debt are as follows:

Year ending December 31,
2015	$277,340
2016	18,410
2017	94,563
2018	20,788
2019	18,315
$429,416

Debt consists of the following:

	December 31,
	2014	2013
Note payable – related party	$22,910	$22,910
Test vehicle financing	94,401	--
	117,311	22,910
Less: current portion	40,235	22,910
	$77,076	$--

The note payable – related party is non-interest bearing and is due on demand, payable to the Secretary of HPEV.

In October 2014, we entered into financing agreements for the purchase of test vehicles, bearing interest at 5.99% payable monthly over five years, collateralized by the vehicles.

Future contractual maturities of debt are as follows:

Year ending December 31,
2015	$40,235
2016	18,410
2017	19,563
2018	20,788
2019	18,315
$117,311